Classification of financial assets and liabilities in the fair value hierarchy (Details) - At fair value [member] - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ 166,322	$ 196,750
Financial liabilities, at fair value		111,602	228,432
Loans and financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		88,677	201,558	[1]
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		162,599	196,750
Financial liabilities, at fair value		111,602	228,432
Level 2 of fair value hierarchy [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		22,925	26,874
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		16,394	31,980
Derivatives [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		16,394	31,980
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		146,205	164,770
Trade receivables [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		146,205	$ 164,770
Investment in equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	3,723
Investment in equity instruments [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	[2]	$ 3,723

[1]	As explained above, certain loans and financings are measured at fair value. The carrying amount of other financial instruments measured at amortized cost do not differ significantly from their fair value.
[2]	The Level 1 fair value amount of the investments in equity instruments is determined using the share´s quotation as of the last day of the reporting period.